Financial Statements - Statements of changes in equity - EUR (€) € in Millions	Total	Capital	Share premium (*)	Equity instruments issued other than capital	Other Equity	Retained earnings	Revaluation reserves	Other reserves	Treasury shares [Member]	Profit or loss attributable to owners of the parent Member	Interim dividends Member	Accumulated other Comprehensive Income [Member]	Non-Controlling interests- Valuation Adjustments	Non-Controlling interests- Rest	Total [Member]
Balance at beginning at Dec. 31, 2015		€ 3,120	€ 23,992	€ 0	€ 35	€ 22,588	€ 22	€ (98)	€ (309)	€ 2,642	€ (1,352)	€ (3,349)	€ (1,333)	€ 9,325	€ 55,281
Changes in Equity Abstract
Adjustments Of The First Application Of IFRS 9		0	0	0	0	(1,834)	0	7	0	0	0	1,826	816	(816)	0
Equity After Aplication Of IFRS 9		3,120	23,992	0	35	20,754	22	(91)	(309)	2,642	(1,352)	(1,523)	(517)	8,509	55,282
TOTAL RECOGNIZED INCOME/EXPENSES	€ 1,681	0	0	0	0	0	0	0	0	3,475	0	(2,099)	(913)	1,218	1,681
Changes in equity
Total Changes in Equity		98	0	0	19	1,090	(2)	31	260	(2,642)	(158)	0	0	(233)	(1,535)
Issue Of Equity		98	0	0	0	(98)	0	0	0	0	0	0	0	0	0
Issuances of preferred shares		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Issuance of other equity instruments		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Period or maturity of other issued equity instruments		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Conversion of debt on equity		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Common Stock reduction		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Dividend distribution		0	0	0	0	93	0	(93)	0	0	(1,301)	0	0	(234)	(1,535)
Purchase of treasury shares	2,004	0	0	0	0	0	0	0	(2,004)	0	0	0	0	0	(2,004)
Sale or cancellation of treasury shares	(2,263)	0	0	0	0	(30)	0	0	2,264	0	0	0	0	0	2,234
Reclassification of financial liabilities to other equity instruments		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Reclassification of other equity instruments to financial liabilities		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Transfers between total equity entries		0	0	0	0	1,166	(2)	126	0	(2,642)	1,352	0	0	0	0
Increase/Reduction of equity due to business combinations		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Share based payments		0	0	0	(16)	3	0	0	0	0	0	0	0	0	(12)
Other increases or (-) decreases in equity		0	0	0	35	(44)	0	(2)	0	0	(210)	0	0	2	(219)
Balance at the end at Dec. 31, 2016	55,428	3,218	23,992	0	54	21,845	20	(60)	(48)	3,475	(1,510)	(3,622)	(1,429)	9,494	55,428
Changes in Equity Abstract
Adjustments Of The First Application Of IFRS 9		0	0	0	0	(1,843)	0	7	0	0	0	1,836	817	(817)	0
Equity After Aplication Of IFRS 9		3,218	23,992	0	54	21,845	20	(60)	(48)	3,475	(1,510)	(3,622)	(1,429)	9,493	55,428
TOTAL RECOGNIZED INCOME/EXPENSES	323	0	0	0	0	0	0	0	0	3,519	0	(3,317)	(1,122)	1,243	323
Changes in equity
Total Changes in Equity		50	0	0	0	1,768	(8)	25	(48)	(3,475)	467	0	0	(1,207)	(2,428)
Issue Of Equity		50	0	0	0	(50)	0	0	0	0	0	0	0	0	0
Issuances of preferred shares		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Issuance of other equity instruments		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Period or maturity of other issued equity instruments		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Conversion of debt on equity		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Common Stock reduction		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Dividend distribution		0	0	0	0	9	0	(9)	0	0	(900)	0	0	(290)	(1,189)
Purchase of treasury shares	1,674	0	0	0	0	0	0	0	(1,674)	0	0	0	0	0	(1,674)
Sale or cancellation of treasury shares	(1,622)	0	0	0	0	1	0	0	1,626	0	0	0	0	0	1,627
Reclassification of financial liabilities to other equity instruments		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Reclassification of other equity instruments to financial liabilities		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Transfers between total equity entries		0	0	0	0	1,932	(8)	41	0	(3,475)	1,510	0	0	0	0
Increase/Reduction of equity due to business combinations		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Share based payments		0	0	0	(22)	0	0	0	0	0	0	0	0	0	(22)
Other increases or (-) decreases in equity		0	0	0	22	(125)	0	(6)	0	0	(144)	0	0	(917)	(1,169)
Balance at the end at Dec. 31, 2017	53,323	3,267	23,992	0	54	23,612	12	(34)	(96)	3,519	(1,043)	(6,939)	(2,551)	9,529	53,323
Changes in Equity Abstract
Adjustments Of The First Application Of IFRS 9		0	0	0	0	(2,713)	0	9	0	0	0	1,756	850	(822)	(919)
Equity After Aplication Of IFRS 9		3,267	23,992	0	54	22,761	12	(34)	(96)	3,519	(1,043)	(7,036)	(2,528)	9,536	52,404
TOTAL RECOGNIZED INCOME/EXPENSES	3,628	0	0	0	0	0	0	0	0	5,324	0	(1,276)	(1,247)	827	3,628
Changes in equity
Total Changes in Equity		0	0	0	(4)	256	(10)	(23)	(199)	(3,519)	68	1,096	540	(1,364)	(3,158)
Issue Of Equity		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Issuances of preferred shares		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Issuance of other equity instruments		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Period or maturity of other issued equity instruments		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Conversion of debt on equity		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Common Stock reduction		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Dividend distribution		0	0	0	0	(992)	0	(4)	0	0	(975)	0	0	(378)	(2,349)
Purchase of treasury shares	1,683	0	0	0	0	0	0	0	(1,684)	0	0	0	0	0	(1,684)
Sale or cancellation of treasury shares	(1,505)	0	0	0	0	(24)	0	0	1,484	0	0	0	0	0	1,460
Reclassification of financial liabilities to other equity instruments		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Reclassification of other equity instruments to financial liabilities		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Transfers between total equity entries		0	0	0	0	1,408	(10)	(19)	0	(3,519)	1,043	1,096	540	(540)	0
Increase/Reduction of equity due to business combinations		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Share based payments		0	0	0	(19)	0	0	0	0	0	0	0	0	0	(19)
Other increases or (-) decreases in equity		0	0	0	15	(135)	0	0	0	0	0	0	0	(446)	(566)
Balance at the end at Dec. 31, 2018	€ 52,874	€ 3,267	€ 23,992	€ 0	€ 50	€ 23,018	€ 3	€ (58)	€ (296)	€ 5,324	€ (975)	€ (7,215)	€ (3,236)	€ 9,000	€ 52,874